Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Leasehold improvements	1,662	26,520
Computers and electrical equipment	1,633	5,968
Office equipment and furniture	115	4,760
Medical equipment	1,465	1,793
Total	4,875	39,041
Less: Accumulated depreciation	(1,622)	(6,011)
Less: Impairment of property, plant and equipment	—	(689)
Net book value	3,253	32,341

Depreciation expenses recognized for the years ended December 31, 2017, 2018 and 2019 were RMB619, RMB1,595 and RMB6,051, respectively.